INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114
Ordinary shares, outstanding	83,715,114	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000
Ordinary shares, issued	316,201,738	309,656,738
Ordinary shares, outstanding	310,103,538	306,889,473